Schedule of Investments (unaudited)	iShares® MSCI Agriculture Producers ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.8%
Australian Agricultural Co. Ltd.(a)	67,432	$70,092
Costa Group Holdings Ltd.	176,757	304,005
Elders Ltd.	70,480	293,402
Inghams Group Ltd.	167,126	306,316
Nufarm Ltd./Australia	161,741	572,827
Select Harvests Ltd.	52,905	153,058
		1,699,700
Brazil — 0.5%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	22,907	102,766
Jalles Machado SA	45,124	69,021
Sao Martinho SA	71,000	506,193
SLC Agricola SA	47,055	320,265
Tres Tentos Agroindustrial SA	54,276	127,310
		1,125,555
Canada — 5.7%
Ag Growth International Inc.	8,495	313,767
Nutrien Ltd.	223,657	11,783,388
Rogers Sugar Inc.	43,089	185,370
		12,282,525
China — 2.3%
Asia - Potash International Investment Guangzhou Co. Ltd., Class A(a)	24,300	78,970
AustAsia Group Ltd.(a)	58,848	19,540
Beijing Dabeinong Technology Group Co. Ltd., Class A	108,200	97,679
China BlueChemical Ltd., Class H	692,000	152,038
China Modern Dairy Holdings Ltd.(b)	1,390,000	163,319
China XLX Fertiliser Ltd.	276,000	148,289
China Youran Dairy Group Ltd.(c)	343,000	76,650
COFCO Joycome Foods Ltd.(b)	1,233,000	288,361
First Tractor Co. Ltd., Class H	180,000	85,632
Fujian Sunner Development Co. Ltd., Class A	33,900	90,205
Heilongjiang Agriculture Co. Ltd., Class A	46,500	87,338
Henan Shuanghui Investment & Development Co. Ltd., Class A	92,200	318,576
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	171,100	693,517
Jiangsu Yangnong Chemical Co. Ltd., Class A	9,500	110,753
Muyuan Foods Co. Ltd., Class A	147,166	828,769
New Hope Liuhe Co. Ltd., Class A(a)	123,300	195,395
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	146,500	386,976
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	57,280	234,772
Sinofert Holdings Ltd.	928,000	124,440
Wens Foodstuffs Group Co. Ltd., Class A	174,820	413,347
Yuan Longping High-Tech Agriculture Co. Ltd., Class A(a)	35,000	72,042
Yunnan Yuntianhua Co. Ltd., Class A	48,500	113,537
Zangge Mining Co. Ltd., Class A	42,600	137,527
		4,917,672
Egypt — 0.2%
Abou Kir Fertilizers & Chemical Industries	145,177	222,561
Misr Fertilizers Production Co. SAE	23,499	123,199
		345,760
France — 0.1%
Vilmorin & Cie SA	2,575	172,301
Germany — 0.8%
K+S AG, Registered	85,653	1,378,179
Suedzucker AG	27,411	471,769
		1,849,948
Security	Shares	Value

Hong Kong — 0.9%
WH Group Ltd.(c)	3,732,500	$1,951,323
India — 4.4%
Astec Lifesciences Ltd.	34	573
Balrampur Chini Mills Ltd.	55,519	263,077
Bayer CropScience Ltd.	6,094	311,419
Chambal Fertilisers and Chemicals Ltd.	75,365	254,894
Coromandel International Ltd.	52,328	606,704
Deepak Fertilisers & Petrochemicals Corp. Ltd.	31,072	200,255
EID Parry India Ltd.	36,441	207,251
Escorts Kubota Ltd.	14,571	382,678
Gujarat Ambuja Exports Ltd.	30,102	88,016
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	38,253	271,666
Gujarat State Fertilizers & Chemicals Ltd.	98,072	186,379
Kaveri Seed Co. Ltd.	8,811	53,494
Paradeep Phosphates Ltd., NVS(a)(c)	145,790	94,919
PI Industries Ltd.	33,940	1,482,962
Rallis India Ltd.	34,030	77,975
Rashtriya Chemicals & Fertilizers Ltd.	60,328	74,652
Sharda Cropchem Ltd.	11,840	68,796
Shree Renuka Sugars Ltd.(a)	279,313	141,379
Sumitomo Chemical India Ltd.	43,673	210,152
Tata Coffee Ltd.	33,067	92,355
Tata Consumer Products Ltd.	249,445	2,406,286
Triveni Engineering & Industries Ltd.	34,547	114,682
UPL Ltd.	217,781	1,801,008
		9,391,572
Indonesia — 0.7%
Astra Agro Lestari Tbk PT	210,700	99,062
Charoen Pokphand Indonesia Tbk PT	3,312,500	1,093,883
Inti Agri Resources Tbk PT(a)(d)	2,230,700	—
Japfa Comfeed Indonesia Tbk PT	2,308,500	183,995
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,344,500	86,068
Sawit Sumbermas Sarana Tbk PT	1,459,600	148,492
		1,611,500
Ireland — 0.1%
Origin Enterprises PLC	50,558	189,145
Israel — 1.1%
ICL Group Ltd.	346,146	1,884,767
Israel Corp Ltd.	1,727	452,492
		2,337,259
Italy — 2.7%
CNH Industrial NV	457,890	5,860,777
Japan — 4.0%
Hokuto Corp.	10,300	135,118
Kubota Corp.	453,100	6,229,607
Kumiai Chemical Industry Co. Ltd.	32,200	206,026
Maruha Nichiro Corp.	17,200	301,434
Mitsui DM Sugar Holdings Co. Ltd.	6,800	123,923
NH Foods Ltd.	36,700	1,000,097
Prima Meat Packers Ltd.	10,500	162,663
Sakata Seed Corp.	13,000	363,487
YAMABIKO Corp.	14,100	143,205
		8,665,560
Malaysia — 1.8%
Farm Fresh Bhd	325,100	94,390
Genting Plantations Bhd	118,100	153,526

Schedule of Investments (unaudited) (continued)	iShares® MSCI Agriculture Producers ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
IOI Corp. Bhd	1,122,900	$896,664
Kuala Lumpur Kepong Bhd	218,000	985,698
QL Resources Bhd	487,207	585,852
Sime Darby Plantation Bhd	928,400	847,048
Ta Ann Holdings Bhd	89,900	65,793
TSH Resources Bhd	283,500	57,393
United Plantations Bhd	56,200	187,516
		3,873,880
Netherlands — 0.5%
OCI NV	47,221	1,048,105
Norway — 4.7%
Austevoll Seafood ASA	40,998	325,793
Bakkafrost P/F	22,499	1,475,291
Grieg Seafood ASA	22,848	176,409
Leroy Seafood Group ASA	119,154	533,804
Mowi ASA	196,693	3,377,523
Salmar ASA	32,477	1,432,938
Yara International ASA	74,093	2,768,777
		10,090,535
Poland — 0.1%
Grupa Azoty SA(a)	21,694	130,707
Qatar — 0.1%
Baladna(a)	332,601	138,564
Russia — 0.0%
PhosAgro PJSC(d)	7,038	1
PhosAgro PJSC, GDR(a)(d)(e)	2	—
PhosAgro PJSC, New(d)	136	1
Ros Agro PLC, GDR(a)(d)(e)	5,334	1
		3
Saudi Arabia — 2.6%
Al Jouf Agricultural Development Co.	6,438	92,948
Almarai Co. JSC	111,870	1,632,521
National Agriculture Development Co. (The)(a)	21,800	195,255
SABIC Agri-Nutrients Co.	104,380	3,473,686
Saudi Fisheries Co.(a)	8,585	73,076
Tanmiah Food Co.	2,637	89,990
		5,557,476
Singapore — 1.6%
Bumitama Agri Ltd.	154,300	61,504
First Resources Ltd.	252,200	281,279
Golden Agri-Resources Ltd.	2,861,300	560,032
Wilmar International Ltd.	859,700	2,486,330
		3,389,145
South Africa — 0.1%
Astral Foods Ltd.	16,910	122,065
Oceana Group Ltd.	43,476	159,474
		281,539
South Korea — 0.2%
Dongwon Industries Co. Ltd.	2,657	91,565
Harim Holdings Co. Ltd.	19,604	120,692
Hyundai Feed Inc.(a)(b)	6,256	139,828
KG Chemical Corp.	1,533	38,866
Namhae Chemical Corp.	9,784	63,978
		454,929
Sweden — 0.6%
Husqvarna AB, Class B	187,770	1,392,055
Security	Shares	Value

Taiwan — 0.6%
Charoen Pokphand Enterprise	81,800	$238,725
Sesoda Corp.	83,000	99,560
Sinon Corp.	163,000	187,064
Taiwan Fertilizer Co. Ltd.	287,000	565,713
Taiwan TEA Corp.(a)	197,000	142,494
		1,233,556
Thailand — 0.7%
Betagro PCL, NVDR	300,000	237,069
Charoen Pokphand Foods PCL, NVDR(b)	1,727,400	997,068
GFPT PCL, NVDR	214,200	75,585
Khon Kaen Sugar Industry PCL, NVDR	1,085,654	107,173
Thaifoods Group PCL, NVDR	543,300	69,168
		1,486,063
Turkey — 0.4%
Hektas Ticaret TAS(a)	506,466	683,577
Turk Traktor ve Ziraat Makineleri AS	5,841	186,297
		869,874
United Kingdom — 0.4%
Cranswick PLC	23,889	962,677
United States — 58.9%
AGCO Corp.	28,469	3,139,561
American Vanguard Corp.	12,691	216,508
Archer-Daniels-Midland Co.	244,625	17,282,756
Benson Hill Inc.(a)	9,621	11,449
Bunge Ltd.	67,095	6,215,681
Cal-Maine Foods Inc.	18,785	893,227
CF Industries Holdings Inc.	87,698	5,394,304
Corteva Inc.	318,881	17,056,945
Darling Ingredients Inc.(a)(b)	71,558	4,535,346
Deere & Co.	125,973	43,584,138
FMC Corp.	56,045	5,833,164
Fresh Del Monte Produce Inc.	17,057	449,622
Ingredion Inc.	29,523	3,088,106
Intrepid Potash Inc.(a)	4,764	83,751
Lamb Weston Holdings Inc.	65,200	7,250,240
Lindsay Corp.	4,872	573,922
Mosaic Co. (The)	148,606	4,749,448
Pilgrim’s Pride Corp.(a)	21,304	472,949
Scotts Miracle-Gro Co. (The)	18,783	1,187,086
Titan International Inc.(a)	23,899	236,361
Toro Co. (The)	46,666	4,565,335
Vital Farms Inc.(a)	12,764	184,950
		127,004,849
Total Common Stocks — 97.6%
(Cost: $264,213,463)		210,314,554

Preferred Stocks

Chile — 1.9%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	63,913	4,118,813

Total Preferred Stocks — 1.9%
(Cost: $4,315,837)		4,118,813
Total Long-Term Investments — 99.5%
(Cost: $268,529,300)		214,433,367

Schedule of Investments (unaudited) (continued)	iShares® MSCI Agriculture Producers ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(f)(g)(h)	5,173,262	$5,174,297

Total Short-Term Securities — 2.4%
(Cost: $5,174,637)		5,174,297
Total Investments — 101.9%
(Cost: $273,703,937)		219,607,664
Liabilities in Excess of Other Assets — (1.9)%		(4,166,355)

Net Assets — 100.0%		$215,441,309

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$807,964	$4,366,898	(a)	$—	$100	$(665)	$5,174,297	5,173,262	$21,769	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—	—	—	—	—	7,313		—
					$100	$(665)	$5,174,297		$29,082		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	11	06/16/23	$497	$(3,284)
S&P 500 E-Mini Index	3	06/16/23	629	1,269
				$(2,015)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Agriculture Producers ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$142,826,261	$67,488,290	$3	$210,314,554
Preferred Stocks	4,118,813	—	—	4,118,813
Short-Term Securities
Money Market Funds	5,174,297	—	—	5,174,297
	$152,119,371	$67,488,290	$3	$219,607,664
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,269	$—	$—	$1,269
Liabilities
Equity Contracts	—	(3,284)	—	(3,284)
	$1,269	$(3,284)	$—	(2,015)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

4